SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

Management’s Evaluation

On October 1, 2021, FirstFire Global Opportunities Fund, LLC (“FirstFire”) purchased from the Company a senior secured convertible note (the “FirstFire Note”), with an interest rate of 6% per annum, having a face value of $1,575,000 for a total purchase price of $1,500,000, secured by an all assets of the Company. The Company received net proceeds of $1,380,000.

The FirstFire Note, in the principal amount of $1,575,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The FirstFire Note is convertible at the option of FirstFire into shares of the Company’s common stock at a conversion price (the “FirstFire Conversion Price”) which is the lesser of (i) 130% of the closing price on the last trading day prior to the issue date, and (ii) 90% of the average of the two lowest VWAPs during the five consecutive trading day period preceding the delivery of the notice of conversion. FirstFire is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the FirstFire Conversion Price set forth in any conversion notice is less than $3.00 per share, the Company, at its sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of its common stock.

NOTE 14: SUBSEQUENT EVENTS

1)	The Company received an additional $438,126 in net proceeds from its Regulation D convertible debt offering.
2)	In February 2021 the Company was notified that their 2nd Round PPP Loan application was approved by the Small Business Association. Per the terms of the PPP Loan, the Company received total proceeds of $1,347,050. The Loan matures in two years from the effective date of the Loan and has a fixed interest rate of 1% per annum.
3)	In April 2021, certain officers and directors agreed to convert balances due totaling $442,597 into convertible notes on the same terms as the 2020 Regulation CF Offering described in Note 7, other than these notes carry no interest.
4)	In March 2021, the Company and their senior credit facility agreed to extend the term of the credit agreement, see Note 7.

On May 12, 2021, the Board of Directors approved a one-for-15.625 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock (see Note 8). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

Management’s Evaluation

Management has evaluated subsequent events through April 12, 2021 the date the financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these consolidated financial statements.